Disaggregated Information of Revenues	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Disaggregated Information of Revenues [Abstract]
Disaggregated information of revenues

Note 22 — Disaggregated information of revenues

Disaggregated information of revenues by product type is as follows:

	For the Three Months Ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
Tablet products	$4,755	$—
Mobile phone products	23,107,297	—
Total revenues	$23,112,052	$—

Disaggregated information of revenues by business line is as follows:

	For the Three Months Ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
Wholesale revenues	$23,089,651	$—
E-Commerce revenues	22,401	—
Total revenues	$23,112,052	$—

Note 20 — Disaggregated information of revenues

Disaggregated information of revenues by product type is as follows:

	For the Years Ended June 30,
	2024	2023
Tablet products	$660,787	$19,648,799
Mobile phone products	2,567,772	1,944,750
Other products	—	29,338
Total revenues	$3,228,559	$21,622,887
	For the Years Ended June 30,
	2024	2023
Wholesale revenues	$3,017,769	$21,622,887
E-Commerce revenues	210,790	—
Total revenues	$3,228,559	$21,622,887